Stock-Based Compensation Plans - Summary of changes in outstanding options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Options outstanding	120,089	132,504	147,538	174,510
Options granted			29,260
Options exercised	(12,415)	(15,034)	(56,232)
Options outstanding weighted average exercise price	$ 35.33	$ 33.82	$ 33.48	$ 28.70
Options outstanding weighted average exercise price - Granted			45.97
Options outstanding weighted average exercise price - Exercised	$ 19.23	$ 30.42	$ 25.17
Options outstanding weighted average remaining term	5 years 3 months 18 days	5 years 9 months 17 days	6 years 8 months 11 days	6 years
Options outstanding weighted average grant date fair value	$ 1,531	$ 1,631	$ 1,782	$ 1,901
Options granted weighted average grant date fair value			$ 427
Options exercised weighted average grant date fair value	$ (100)	$ (151)	$ (546)
Options exercisable at December 31, 2020	107,741
Options exercisable weighted average exercise price	$ 34.12
Options exercisable weighted average remaining term	5 years
Options exercisable weighted average grant date fair value	$ 1,327
Options vested during twelve months ended December 31, 2020	5,967
Options vested weighted average grant date fair value	$ 94